OTHER NON-CURRENT LIABILITIES - Warrants and Convertible Notes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Y USD ($) shares	Jun. 11, 2019 Y USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance | shares	6,977,150
Cancelled | shares	(2,314,739)
Outstanding ending balance | shares	4,662,411
Balance	¥ 0
Issuance	207
Change in fair value	1,152
Foreign currency translation adjustment	15
Balance	¥ 1,374
Risk-free interest rate per annum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt instruments and warrants, measurement input	0.0160	0.0189
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt instruments and warrants, measurement input	0.4200
Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt instruments and warrants, measurement input | Y	2.73	3.29
Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt instruments and warrants, measurement input	2.84	3.40
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt instruments and warrants, measurement input | $	0	0